MANAGERS TRUST I

Managers AMG TSCM Growth Equity Fund

Supplement dated August 8, 2011 to the

Prospectus dated March 1, 2011, as supplemented May 23, 2011

The following information supplements and supersedes any information to the contrary relating to Managers AMG TSCM Growth Equity Fund (a “Fund,”), a series of Managers Trust I (the “Trust”), contained in the Fund’s Prospectus dated and supplemented as noted above (the “Prospectus”).

Effective immediately, Andrew J. Galligan, Jr., CFA no longer serves as portfolio manager of the Fund with day-to-day portfolio management responsibility of the Fund’s portfolio and has been replaced by Kenneth C. Duca, CFA. Mr. Duca is a Director and Portfolio Manager/Analyst of TimesSquare Capital Management, LLC since 2000, with over 20 years of experience. Mr. Duca, Grant R. Babyak and Anthony Rosenthal serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments. Messrs. Duca, Babyak and Rosenthal make investment decisions for the Fund’s portfolio using a consensus approach. Accordingly, all references in the Prospectus to Mr. Galligan are hereby deleted and all references to the portfolio managers of the Funds shall refer to Messrs. Duca, Babyak and Rosenthal.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

MANAGERS TRUST I

Managers AMG TSCM Growth Equity Fund

Supplement dated August 8, 2011 to the

Statement of Additional Information dated March 1, 2011, as supplemented May 23, 2011

The following information supplements and supersedes any information to the contrary relating to Managers AMG TSCM Growth Equity Fund (a “Fund,”), a series of Managers Trust I (the “Trust”), contained in the Fund’s Statement of Additional Information dated and supplemented as noted above (the “SAI”).

Effective immediately, Andrew J. Galligan, Jr., CFA no longer serves as portfolio manager of the Fund with day-to-day portfolio management responsibility of the Fund’s portfolio and has been replaced by Kenneth C. Duca, CFA. Mr. Duca is a Director and Portfolio Manager/Analyst of TimesSquare Capital Management, LLC since 2000, with over 20 years of experience. Mr. Duca, Grant R. Babyak and Anthony Rosenthal serve as the portfolio managers jointly and primarily responsible for the day-to-day management and strategic oversight of the Fund’s investments. Messrs. Duca, Babyak and Rosenthal make investment decisions for the Fund’s portfolio using a consensus approach. Accordingly, all references in the Prospectus to Mr. Galligan are hereby deleted and all references to the portfolio managers of the Funds shall refer to Messrs. Duca, Babyak and Rosenthal.

In addition, under the heading “Portfolio Managers of the Funds – Other Accounts Managed by the Portfolio Managers – Managers AMG TSCM Growth Equity Fund,” the table pertaining to Mr. Galligan on page 53 of the SAI is hereby deleted and replaced with the following:

Portfolio Manager: Kenneth C. Duca, CFA (as of June 30, 2011)

Type of Account	Number Of Accounts Managed*	Total Assets Managed ($ Millions)	Number of Accounts Managed For Which Advisory Fee is Performance Based	Assets Managed For Which Advisory Fee is Performance Based ($ Millions)
Registered Investment Companies	3	$1,175.10	None	$0
Other Pooled Investment Vehicles	None	$0	None	$0
Other Accounts	38	$1,848.97	2	$203.84

*	Other Accounts Managed includes accounts managed in a personal capacity as well as accounts managed in a professional capacity.

Finally, under “Portfolio Managers of the Funds – Portfolio Managers’ Ownership of Fund Shares – Managers AMG TSCM Growth Equity Fund,” the information regarding Mr. Galligan on page 56 of the SAI is hereby deleted and replaced with the following:

Mr. Duca (as of June 30, 2011): $10,001 to $50,000

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE